Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Applicable tax rate	25.00%		26.50%
Loss before income taxes	$ (38,316)	$ (6,260)	$ (19,638)
At France’s statutory income tax rate of 26.5% in 2021 and 25% in 2022 and in 2023	(9,579)	(1,565)	(5,204)
Non-deductible share-based payment expense	1,776	1,369	1,361
Tax credits	(1,344)	(1,156)	(1,677)
Impact of the extinguishment of the convertible debts after amendment	62	119
Impact of debt reimbursement			1,372
Permanent differences and other	(212)	503	168
Withholding tax	2,055	2,250	0
Unrecognized benefit of tax losses carryforward	9,916	1,228	4,605
Income tax expense (benefit)	$ 2,674	$ 2,748	$ 625